ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Mar. 31, 2025
ALLOWANCE FOR CREDIT LOSSES [Abstract]
Activity in Reserves for Credit Losses Within Continuing Operations
The following table provides the activity in our allowance for credit losses within continuing operations for the years ended March 31, 2025, 2024, and 2023 (in thousands):

	Year ended March 31,
	2025	2024	2023
Beginning	$2,549	$2,318	$2,092
Provision for credit losses	1,732	371	191
Write-offs and other	(379)	(140)	35
Ending	$3,902	$2,549	$2,318